Note 1 - Accounts Receivable from Significant Customers (Details) (Accounts Receivable [Member], Customer Concentration Risk [Member], Stryker [Member], Medical [Member])	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Stryker [Member] | Medical [Member]
Percentage of accounts receivable, net	13.00%	27.00%